                             MIMLIC CASH FUND, INC.
                          ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 1996

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
MIMLIC Cash Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the MIMLIC Cash Fund, Inc. (the Fund) as of September 30, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for the two years then ended, the period from November 1, 1993 to September 30, 1994 and each of the years in the two-year period ended October 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 1996 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                              KPMG Peat Marwick LLP


Minneapolis, Minnesota
November 1, 1996

                             MIMLIC CASH FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1996



                            ASSETS

Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost:  $9,644,362. .    $9,644,362
Cash in bank on demand deposit . . . . . . . . . . . . . . . . .        11,626
                                                                    ----------

    Total assets . . . . . . . . . . . . . . . . . . . . . . . .     9,655,988
                                                                    ----------


                          LIABILITIES

Payable to Adviser for custodian fees. . . . . . . . . . . . . .           282
Payable for Fund shares repurchased. . . . . . . . . . . . . . .       115,050
                                                                    ----------

    Total liabilities. . . . . . . . . . . . . . . . . . . . . .       115,332
                                                                    ----------

Net assets applicable to outstanding capital stock . . . . . . .    $9,540,656
                                                                    ----------
                                                                    ----------

REPRESENTED BY:

  Capital stock - authorized 1 billion shares of $.01
    par value; outstanding, 9,540,656 shares . . . . . . . . . .       $95,406
  Additional paid-in capital . . . . . . . . . . . . . . . . . .     9,445,250
                                                                    ----------

    Total - representing net assets applicable to
      outstanding capital stock. . . . . . . . . . . . . . . . .    $9,540,656
                                                                    ----------
                                                                    ----------

Net asset value per share of outstanding capital stock . . . . .         $1.00
                                                                    ----------
                                                                    ----------

              See accompanying notes to financial statements.

                       MIMLIC CASH FUND, INC.
                      STATEMENT OF OPERATIONS
                    YEAR ENDED SEPTEMBER 30, 1996




INVESTMENT INCOME:

  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .      $562,385
                                                                    ----------

EXPENSES (NOTE 3):

  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .         9,330

  Less fees and expenses paid indirectly through expense . . . .        (1,534)
                                                                    ----------

    Total net expenses . . . . . . . . . . . . . . . . . . . . .         7,796
                                                                    ----------

    Investment income - net. . . . . . . . . . . . . . . . . . .       554,589
                                                                    ----------

Net increase in net assets resulting from operations . . . . . .      $554,589
                                                                    ----------
                                                                    ----------

                  See accompanying notes to financial statements.

                           MIMLIC CASH FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
                    YEARS ENDED SEPTEMBER 30, 1996 AND 1995


                                                                                                  1996                1995
                                                                                              -----------          ----------
OPERATIONS:
  Investment income - net. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $554,589            $628,239
                                                                                              -----------          ----------

      Increase in net assets resulting from operations . . . . . . . . . . . . . . .              554,589             628,239
                                                                                              -----------          ----------

Distributions to shareholders from net investment income . . . . . . . . . . . . . .             (554,589)           (628,239)
                                                                                              -----------          ----------

CAPITAL SHARE TRANSACTIONS, AT CONSTANT NET ASSET VALUE OF $1.00:
  Proceeds from sales. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           74,304,568          82,208,336
  Shares issued in reinvestment of net investment
    income distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              553,162             626,208
  Payments for redemption of shares. . . . . . . . . . . . . . . . . . . . . . . . .          (76,239,011)        (84,228,936)
                                                                                              -----------          ----------

      Decrease in net assets from
        capital share transactions . . . . . . . . . . . . . . . . . . . . . . . . .           (1,381,281)         (1,394,392)
                                                                                              -----------          ----------

      Total decrease in net assets . . . . . . . . . . . . . . . . . . . . . . . . .           (1,381,281)         (1,394,392)
                                                                                              -----------          ----------

Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .           10,921,937          12,316,329
                                                                                              -----------          ----------

Net assets at end of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $9,540,656         $10,921,937
                                                                                              -----------          ----------
                                                                                              -----------          ----------


                  See accompanying notes to financial statements.

                              MIMLIC CASH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                SEPTEMBER 30, 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     MIMLIC Cash Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Shares of the Fund are presently sold only to the advisory clients of Advantus Capital Management, Inc. (Advantus Capital or the Adviser), MIMLIC Asset Management Company (MIMLIC Management) and other affiliated investment advisers.

     The significant accounting policies followed by the Fund are summarized as follows:

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     All securities are valued at the close of each business day. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00.

     Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of premium and discount computed on a level-yield basis, is accrued daily.

     FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31 in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes due to temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                                       2
                             MIMLIC CASH FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily
     and paid monthly.   Such distributions are payable in cash or reinvested in
     additional shares of the Fund's capital stock.

(2)  INVESTMENT SECURITY TRANSACTIONS

     For the year ended September 30, 1996, purchases of securities and proceeds from sales aggregated $60,874,113 and $62,141,613, respectively.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     On February 14, 1995 shareholders of the Fund approved a new investment advisory agreement, effective March 1, 1995, with Advantus Capital. Advantus Capital is a wholly-owned subsidiary of MIMLIC Management which, prior to March 1, 1995, served as investment adviser to the Fund. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. Because shares of the Fund are purchased only with funds managed by Advantus Capital, MIMLIC Management and other affiliated investment advisers for advisory clients, the Fund does not pay an advisory fee to Advantus Capital.

     Advantus Capital pays all expenses of the Fund except custodian fees. Advantus Capital directly incurs and pays the Fund's custodian fees and the Fund in turn reimburses Advantus Capital.

     The Fund has a compensating balance arrangement with its custodian where custodian fees are reduced by interest credits earned on cash balances maintained with the custodian. The total amount of interest credits earned for the year ended September 30, 1996 was $1,534.

     The Minnesota Mutual Life Insurance Company (Minnesota Mutual), the parent of MIMLIC Management, acts as the Fund's transfer agent, dividend disbursing agent and redemption agent. Minnesota Mutual receives no fees from the Fund for these services.

     Minnesota Mutual and subsidiaries, as a whole, owned 7,001,783 shares or 73.4% of the Fund's outstanding shares as of September 30, 1996.

                              MIMLIC CASH FUND, INC.
                     Notes to Financial Statements - Continued



(4)Per share data for a share of capital stock outstanding during the period and selected information for each period is as follows:



                                                                                        FOR THE
                                                                                     PERIOD FROM
                                                                                      NOVEMBER 1,
                                                          YEAR ENDED SEPTEMBER 30,      1993 TO        YEAR ENDED OCTOBER 31,
                                                          ------------------------   SEPTEMBER 30,     ----------------------
                                                           1996          1995 (A)       1994 (B)        1993           1992
                                                          -------        --------      ---------       -------        -------
   Net asset value, beginning of . . . . . . . . .        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                          -------        -------        -------        -------        -------

   Income from investment operations:
    Net investment income. . . . . . . . . . . . .         0.0547         0.0571         0.0342         0.0320         0.0402
                                                          -------        -------        -------        -------        -------

      Total from investment operations . . . . . .         0.0547         0.0571         0.0342         0.0320         0.0402
                                                          -------        -------        -------        -------        -------

   Less distributions:
    Dividends from net investment income . . . . .        (0.0547)       (0.0571)       (0.0342)       (0.0320)       (0.0402)
                                                          -------        -------        -------        -------        -------

      Total distributions. . . . . . . . . . . . .        (0.0547)       (0.0571)       (0.0342)       (0.0320)       (0.0402)
                                                          -------        -------        -------        -------        -------

   Net asset value, end of period. . . . . . . . .        $1.0000        $1.0000        $1.0000        $1.0000        $1.0000
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

   Total return (c). . . . . . . . . . . . . . . .           5.60%          5.87%          3.49%(d)       3.25%          4.10%

   Net assets, end of period (in thousands). . . .         $9,541        $10,922        $12,316        $16,927        $21,047

   Ratio of expenses to average daily
    net assets . . . . . . . . . . . . . . . . . .           0.09%(f)       0.10%(f)       0.08%(e)       0.07%          0.06%

   Ratio of net investment income to
    average daily net assets . . . . . . . . . . .           5.52%          5.71%          3.68%(e)       3.20%          4.12%

--------------------------------------------------

   (a) Effective March 1, 1995, the Fund entered into a new investment advisory agreement with Advantus Capital Management, Inc. Prior to March 1, 1995, the Fund had an investment advisory agreement with MIMLIC Asset Management Company.
   (b) During 1994, the Fund changed its fiscal year end from October 31 to September 30.
   (c) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.
   (d) Total return is presented for the eleven-month period from November 1, 1993 to September 30, 1994.
   (e)    Adjusted to an annual basis.
   (f) Effective fiscal year 1995, the ratio of expenses to average daily net assets is based on total expenses of the Fund before reduction of interest credits earned on cash balances.

                              MIMLIC CASH FUND, INC.
                             INVESTMENTS IN SECURITIES
                                SEPTEMBER 30, 1996

         (Percentages of each investment category relate to total net assets.)


                                                                                                                     MARKET
      PRINCIPAL                                                                                                     VALUE (a)
      ---------                                                                                                     ---------
U.S. GOVERNMENT AGENCIES OBLIGATIONS (10.1%)
     $390,000 Farm Credit Discount Note. . . . . . . . . . . . . . . . . . .          5.42% 11/25/96                 $386,791
      475,000 Federal Home Loan Mortgage Discount Note . . . . . . . . . . .          5.44% 12/16/96                  469,615
      110,000 Federal National Mortgage Association Discount Note. . . . . .          5.41% 11/27/96                  109,064
                                                                                                                    ---------
              Total U.S. government agencies obligations (cost: $965,470). . . . . . . . . . . . . . . . . . .        965,470
                                                                                                                    ---------

COMMERCIAL PAPER (91.0%)
  CAPITAL GOODS (1.5%)
    Information Processing (1.5%)
      145,000 Hewlett Packard. . . . . . . . . . . . . . . . . . . . . . . .          5.56% 10/09/96                  144,804
                                                                                                                    ---------

  BASIC INDUSTRIES (4.3%)
    Chemicals (4.3%)
      410,000 Dupont . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.42% - 5.5 11/18/96                  407,016
                                                                                                                    ---------

  CONSUMER STAPLES (45.7%)
    Drugs (2.9%)
      275,000 American Home Products (c) . . . . . . . . . . . . . . . . . .          5.44% 10/09/96                  274,634
                                                                                                                    ---------

    Entertainment (5.4%)
      520,000 Walt Disney. . . . . . . . . . . . . . . . . . . . . . . . . .          5.63% 01/06/97                  512,271
                                                                                                                    ---------

    Food (17.6%)
      520,000 Anheuser-Busch . . . . . . . . . . . . . . . . . . . . . . . .          5.40% 12/17/96                  514,074
      150,000 Cargill Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          5.53% 10/21/96                  149,529
      160,000 Cargill Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          5.41% 10/21/96                  159,504
      505,000 Coca Cola Company. . . . . . . . . . . . . . . . . . . . . . .          5.47% 12/13/96                  499,478
      360,000 CPC International Inc (c). . . . . . . . . . . . . . . . . . .          5.42% 11/20/96                  357,307
                                                                                                                    ---------
                                                                                                                    1,679,892
                                                                                                                    ---------
    Management (3.9%)
      370,000 PHH Corporation. . . . . . . . . . . . . . . . . . . . . . . .          5.40% 10/31/96                  368,311
                                                                                                                    ---------

    Media (2.6%)
      245,000 McGraw-Hill Company. . . . . . . . . . . . . . . . . . . . . .          5.60% 10/08/96                  244,703
                                                                                                                    ---------

    Printing and Publishing (4.4%)
      425,000 Donnelly and Sons Company. . . . . . . . . . . . . . . . . . .          5.45% 11/04/96                  422,802
                                                                                                                    ---------

    Retail (4.2%)
      405,000 Toys R Us, Inc.. . . . . . . . . . . . . . . . . . . . . . . .          5.42% 10/10/96                  404,402
                                                                                                                    ---------

    Tobacco (4.7%)
      455,000 Phillip Morris . . . . . . . . . . . . . . . . . . . . . . . .          5.53% 10/22/96                  453,504
                                                                                                                    ---------


                       See accompanying notes to investments in securities.


                                   MIMLIC CASH FUND, INC.
                           INVESTMENTS IN SECURITIES - CONTINUED
                                                                                                                     MARKET
      PRINCIPAL                                                                                                     VALUE (a)
      ---------                                                                                                    ----------
  ENERGY (8.9%)
    Natural Gas (8.9%)
     $380,000 Laclede Gas Company. . . . . . . . . . . . . . . . . . . . . .          5.52% 11/13/96                 $377,492
      475,000 Northern Illinois Gas. . . . . . . . . . . . . . . . . . . . .          5.50% 11/14/96                  471,812
                                                                                                                   ----------
                                                                                                                      849,304
                                                                                                                   ----------

  FINANCIAL (19.5%)
    Auto Finance (4.3%)
      415,000 Ford Motor Credit. . . . . . . . . . . . . . . . . . . . . . .          5.55% 10/03/96                  414,813
                                                                                                                   ----------

    Consumer Finance (7.7%)
      370,000 American General Finance . . . . . . . . . . . . . . . . . . .          5.53% 10/02/96                  369,889
      360,000 Associates Corporation . . . . . . . . . . . . . . . . . . . .          5.38% 10/07/96                  359,631
                                                                                                                   ----------
                                                                                                                      729,520
                                                                                                                   ----------
    Commercial Finance (7.5%)
      360,000 Ciesco Limited Partnership . . . . . . . . . . . . . . . . . .          5.54% 10/01/96                  359,946
      360,000 GE Capital Corporation . . . . . . . . . . . . . . . . . . . .          5.41% 10/16/96                  359,154
                                                                                                                   ----------
                                                                                                                      719,100
                                                                                                                   ----------

  UTILITIES (11.1%)
    Electric (4.8%)
      455,000 Baltimore Gas & Electric . . . . . . . . . . . . . . . . . . .          5.51% 11/12/96                  452,076
                                                                                                                   ----------

    Telephones (6.3%)
      155,000 AT&T Corporation . . . . . . . . . . . . . . . . . . . . . . .          5.47% 01/13/97                  152,600
      210,000 AT&T Corporation . . . . . . . . . . . . . . . . . . . . . . .          5.56% 10/15/96                  209,526
      240,000 Bellsouth Telephone. . . . . . . . . . . . . . . . . . . . . .          5.38% 10/11/96                  239,614
                                                                                                                   ----------
                                                                                                                      601,740
                                                                                                                   ----------
              Total commercial paper (cost:  $8,678,892) . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,678,892
                                                                                                                   ----------
              Total investments in securities (cost:   $9,644,362) (b) . . . . . . . . . . . . . . . . . . . .     $9,644,362
                                                                                                                   ----------
                                                                                                                   ----------


NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at September 30, 1996.
(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelin established by the Board of Directors.